Acquisition of Clear RF LLC (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts Text Block Abstract
Schedule of total acquisition consideration
Consideration	Note	Fair Value
Cash		$155,015
Fair value of 23,949 shares at $8.14 per share	(i)	194,985
Future purchase consideration	(ii)	350,000
Total Consideration		$700,000

Schedule of purchase price
Purchase price allocation	Fair Value

Purchase price	$700,000

Less: Net assets acquired
Net identifiable tangible assets	127,106
Net identifiable intangible assets	522,637
649,743
Goodwill	$50,257